Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 36,539,846	$ 36,598,667	$ 13,070,586
Cost of revenue	26,964,611	28,636,850	9,715,604
Gross profit	$ 9,575,235	$ 7,961,817	$ 3,354,982
Gross margin	26.00%	22.00%	26.00%
Trading of electronic products [Member]
Segment Reporting Information [Line Items]
Revenue	$ 21,968,315	$ 31,332,376	$ 10,617,771
Cost of revenue	19,560,393	27,765,707	9,254,871
Gross profit	$ 2,407,922	$ 3,566,669	$ 1,362,900
Gross margin	11.00%	11.00%	13.00%
Software Development [Member]
Segment Reporting Information [Line Items]
Revenue	$ 14,571,531	$ 5,266,291	$ 1,691,547
Cost of revenue	7,404,218	871,143
Gross profit	$ 7,167,313	$ 4,395,148	$ 1,691,547
Gross margin	49.00%	83.00%	100.00%
Engineering project [Member]
Segment Reporting Information [Line Items]
Revenue			$ 761,268
Cost of revenue			460,733
Gross profit			$ 300,535
Gross margin			39.00%